Consolidated Schedule of Investments
September 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–2.15%
U.S. Treasury Floating Rate Notes–2.15%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%) (Cost $8,950,000)(a)	4.08%	07/31/2026	$8,950	$8,950,205
			Shares
Money Market Funds–91.23%(b)
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(c)			108,944,835	108,944,835
Invesco Government Money Market Fund, Cash Reserve Shares, 3.97%(c)			69,148,006	69,148,006
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.30%(c)			39,477,334	39,477,334
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.03%(c)			65,985,603	65,985,603
Invesco Treasury Obligations Portfolio, Institutional Class, 3.99%(c)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 3.99%(c)			35,397,661	35,397,661
Invesco V.I. Government Money Market Fund, Series I, 3.82%(c)			9,240,310	9,240,310
Total Money Market Funds (Cost $379,699,167)				379,699,167
Options Purchased–0.29%
(Cost $3,974,084)(d)				1,220,976
TOTAL INVESTMENTS IN SECURITIES–93.67% (Cost $392,623,251)				389,870,348
OTHER ASSETS LESS LIABILITIES–6.33%				26,327,839
NET ASSETS–100.00%				$416,198,187
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2025.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,484,804	$81,417,961	$(81,957,930)	$-	$-	$108,944,835	$3,402,849
Invesco Government Money Market Fund, Cash Reserve Shares	57,405,756	23,071,936	(11,329,686)	-	-	69,148,006	1,890,577
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	39,409,556	67,493,612	(67,425,834)	-	-	39,477,334	1,264,047
Invesco Premier U.S. Government Money Portfolio, Institutional Class	71,683,244	22,872,530	(28,570,171)	-	-	65,985,603	1,981,294
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	-	-	-	-	51,505,418	1,595,688
Invesco Treasury Portfolio, Institutional Class	40,495,750	85,978,227	(91,076,316)	-	-	35,397,661	1,416,483
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	279,473
Total	$379,224,838	$280,834,266	$(280,359,937)	$-	$-	$379,699,167	$11,830,411

(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	10/17/2025	21	EUR	4,800.00	EUR	1,008,000	$518
EURO STOXX 50 Index	Put	11/21/2025	21	EUR	4,800.00	EUR	1,008,000	3,131
EURO STOXX 50 Index	Put	12/19/2025	20	EUR	4,700.00	EUR	940,000	4,861
EURO STOXX 50 Index	Put	01/16/2026	20	EUR	4,700.00	EUR	940,000	6,950
EURO STOXX 50 Index	Put	02/20/2026	20	EUR	5,100.00	EUR	1,020,000	19,654
EURO STOXX 50 Index	Put	04/17/2026	20	EUR	5,100.00	EUR	1,020,000	27,003
EURO STOXX 50 Index	Put	05/15/2026	20	EUR	5,000.00	EUR	1,000,000	27,802
EURO STOXX 50 Index	Put	08/21/2026	20	EUR	5,000.00	EUR	1,000,000	38,415
EURO STOXX 50 Index	Put	03/20/2026	20	EUR	5,400.00	EUR	1,080,000	39,401
EURO STOXX 50 Index	Put	07/17/2026	20	EUR	5,100.00	EUR	1,020,000	40,106
EURO STOXX 50 Index	Put	06/19/2026	20	EUR	5,200.00	EUR	1,040,000	42,618
EURO STOXX 50 Index	Put	09/18/2026	19	EUR	5,200.00	EUR	988,000	49,811
FTSE 100 Index	Put	10/17/2025	12	GBP	8,225.00	GBP	987,000	403
FTSE 100 Index	Put	11/21/2025	12	GBP	8,100.00	GBP	972,000	1,533
FTSE 100 Index	Put	12/19/2025	12	GBP	8,250.00	GBP	990,000	3,389
FTSE 100 Index	Put	01/16/2026	12	GBP	8,150.00	GBP	978,000	4,196
FTSE 100 Index	Put	02/20/2026	12	GBP	8,475.00	GBP	1,017,000	8,150
FTSE 100 Index	Put	04/17/2026	12	GBP	8,500.00	GBP	1,020,000	13,557
FTSE 100 Index	Put	05/15/2026	12	GBP	8,350.00	GBP	1,002,000	16,219
FTSE 100 Index	Put	03/20/2026	12	GBP	8,800.00	GBP	1,056,000	18,398
FTSE 100 Index	Put	06/19/2026	12	GBP	8,700.00	GBP	1,044,000	25,338
FTSE 100 Index	Put	07/17/2026	12	GBP	8,700.00	GBP	1,044,000	27,597
FTSE 100 Index	Put	08/21/2026	12	GBP	8,950.00	GBP	1,074,000	36,232
FTSE 100 Index	Put	09/18/2026	12	GBP	9,000.00	GBP	1,080,000	45,269
MSCI Emerging Markets Index	Put	10/17/2025	9	USD	1,160.00	USD	1,044,000	473
MSCI Emerging Markets Index	Put	11/21/2025	9	USD	1,125.00	USD	1,012,500	1,710
MSCI Emerging Markets Index	Put	12/19/2025	9	USD	1,080.00	USD	972,000	2,408
MSCI Emerging Markets Index	Put	01/16/2026	9	USD	1,060.00	USD	954,000	3,398
MSCI Emerging Markets Index	Put	02/20/2026	9	USD	1,070.00	USD	963,000	5,130
MSCI Emerging Markets Index	Put	03/20/2026	9	USD	1,090.00	USD	981,000	7,560
MSCI Emerging Markets Index	Put	04/17/2026	9	USD	1,100.00	USD	990,000	9,720
MSCI Emerging Markets Index	Put	05/15/2026	9	USD	1,100.00	USD	990,000	11,430
MSCI Emerging Markets Index	Put	06/18/2026	9	USD	1,140.00	USD	1,026,000	16,605
MSCI Emerging Markets Index	Put	07/17/2026	9	USD	1,220.00	USD	1,098,000	32,310
MSCI Emerging Markets Index	Put	08/21/2026	9	USD	1,210.00	USD	1,089,000	34,200
MSCI Emerging Markets Index	Put	09/18/2026	9	USD	1,250.00	USD	1,125,000	45,315
Nikkei 225 Index	Put	12/12/2025	5	JPY	37,000.00	JPY	185,000,000	7,776
Nikkei 225 Index	Put	12/12/2025	5	JPY	37,250.00	JPY	186,250,000	8,114
Nikkei 225 Index	Put	12/12/2025	5	JPY	37,500.00	JPY	187,500,000	8,453
Nikkei 225 Index	Put	03/13/2026	4	JPY	36,250.00	JPY	145,000,000	12,983
Nikkei 225 Index	Put	06/12/2026	4	JPY	34,250.00	JPY	137,000,000	14,606
Nikkei 225 Index	Put	06/12/2026	4	JPY	35,000.00	JPY	140,000,000	16,499
Nikkei 225 Index	Put	03/13/2026	5	JPY	37,000.00	JPY	185,000,000	18,765
Nikkei 225 Index	Put	03/13/2026	5	JPY	37,250.00	JPY	186,250,000	19,610
Nikkei 225 Index	Put	06/12/2026	5	JPY	36,000.00	JPY	180,000,000	24,174
Nikkei 225 Index	Put	09/11/2026	4	JPY	38,500.00	JPY	154,000,000	38,273
Nikkei 225 Index	Put	09/11/2026	4	JPY	40,750.00	JPY	163,000,000	53,555
Nikkei 225 Index	Put	09/11/2026	5	JPY	39,250.00	JPY	196,250,000	53,589
S&P 500® Mini Index	Put	10/17/2025	22	USD	575.00	USD	1,265,000	605
S&P 500® Mini Index	Put	11/21/2025	22	USD	582.00	USD	1,280,400	3,707
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500® Mini Index	Put	12/19/2025	21	USD	610.00	USD	1,281,000	$11,277
S&P 500® Mini Index	Put	01/16/2026	20	USD	597.00	USD	1,194,000	12,170
S&P 500® Mini Index	Put	04/17/2026	20	USD	562.00	USD	1,124,000	15,930
S&P 500® Mini Index	Put	02/20/2026	20	USD	600.00	USD	1,200,000	17,230
S&P 500® Mini Index	Put	05/15/2026	20	USD	560.00	USD	1,120,000	18,050
S&P 500® Mini Index	Put	03/20/2026	20	USD	597.00	USD	1,194,000	20,200
S&P 500® Mini Index	Put	06/18/2026	20	USD	595.00	USD	1,190,000	29,330
S&P 500® Mini Index	Put	07/17/2026	20	USD	623.00	USD	1,246,000	41,520
S&P 500® Mini Index	Put	08/21/2026	20	USD	630.00	USD	1,260,000	48,230
S&P 500® Mini Index	Put	09/18/2026	20	USD	640.00	USD	1,280,000	55,520
Total Index Options Purchased								$1,220,976

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	116	November-2025	$7,611,920	$(208,585)	$(208,585)
Gasoline Reformulated Blendstock Oxygenate Blending	85	October-2025	6,862,611	(29,779)	(29,779)
New York Harbor Ultra-Low Sulfur Diesel	89	March-2026	8,271,446	(93,619)	(93,619)
Silver	31	December-2025	7,229,200	1,253,596	1,253,596
WTI Crude	41	November-2025	2,540,360	(76,102)	(76,102)
Subtotal				845,511	845,511
Equity Risk
E-Mini Russell 2000 Index	154	December-2025	18,907,350	283,735	283,735
E-Mini S&P 500 Index	7	December-2025	2,358,562	31,605	31,605
EURO STOXX 50 Index	123	December-2025	8,001,660	173,387	173,387
FTSE 100 Index	33	December-2025	4,175,207	33,676	33,676
MSCI Emerging Markets Index	348	December-2025	23,658,780	411,834	411,834
Nikkei 225 Index	32	December-2025	9,735,132	274,597	274,597
Subtotal				1,208,834	1,208,834
Interest Rate Risk
Australia 10 Year Bonds	910	December-2025	68,254,350	(79,351)	(79,351)
Canada 10 Year Bonds	831	December-2025	73,122,268	1,475,594	1,475,594
Euro-Bund	383	December-2025	57,812,967	94,452	94,452
Japan 10 Year Bonds	71	December-2025	65,193,157	(648,243)	(648,243)
Long Gilt	393	December-2025	48,013,072	169,987	169,987
U.S. Treasury Long Bonds	368	December-2025	42,906,500	940,744	940,744
Subtotal				1,953,183	1,953,183
Total Futures Contracts				$4,007,528	$4,007,528

(a)	Futures contracts collateralized by $14,382,273 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17%	Monthly	1,300	April—2026	USD	1,026,878	$—	$2,501	$2,501
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	72,700	January—2026	USD	8,402,455	—	114,306	114,306
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index	0.15	Monthly	15,200	December—2025	USD	1,916,095	—	5,320	5,320
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	38,800	December—2025	USD	4,469,143	—	27,086	27,086
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	22,550	January—2026	USD	8,256,732	—	130,761	130,761
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	27,800	October—2025	USD	6,425,008	—	166,964	166,964
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	97,300	July—2026	USD	5,335,241	—	43,999	43,999
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	8,900	February—2026	USD	2,471,069	—	905	905
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.09	Monthly	21,700	November—2025	USD	8,064,154	—	6	6
Merrill Lynch International	Receive	MLCISCER Excess Return Index	0.12	Monthly	44,500	May—2026	USD	1,784,005	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	36,500	December—2025	USD	2,158,610	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	32,300	October—2025	USD	2,413,456	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	26,700	February—2026	USD	2,789,082	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	1,040	September—2026	USD	798,564	—	0	0
Subtotal									—	491,848	491,848
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	49,200	October—2025	USD	10,547,639	—	60,359	60,359
Citibank, N.A.	Receive	Citi EQ U.S. Volatility Carry (G) Series 5 Index	0.00	Monthly	41,000	September—2026	USD	6,366,070	—	28,368	28,368
Goldman Sachs International	Receive	Volatility Carry US Series VSB1 Excess Return Strategy	0.00	Monthly	80,500	October—2025	USD	8,062,236	—	30,429	30,429
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX S2 Index	0.00	Monthly	59,000	October—2025	USD	8,090,623	—	36,038	36,038
Subtotal									—	155,194	155,194
Subtotal — Appreciation									—	647,042	647,042
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19%	Monthly	26,800	December—2025	USD	2,929,082	$—	$(155,255)	$(155,255)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	9,300	February—2026	USD	2,893,355	—	(113,764)	(113,764)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	149,000	May—2026	USD	1,756,472	—	(56,873)	(56,873)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	14,000	February—2026	USD	1,725,878	—	(70,574)	(70,574)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	14,900	February—2026	USD	1,870,649	—	(26,635)	(26,635)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index	0.20	Monthly	69,500	April—2026	USD	3,820,526	—	(22,476)	(22,476)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	20,700	February—2026	USD	3,393,374	—	(169,846)	(169,846)
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	181,000	December—2025	USD	3,254,923	—	(7,059)	(7,059)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	1,350	September—2026	USD	506,824	—	(18,070)	(18,070)
Goldman Sachs International	Receive	Enhanced Strategy AB44 on the S&P GSCI Corn Excess Return Index	0.18	Monthly	8,500	June—2026	USD	201,629	—	(2,988)	(2,988)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	21,000	February—2026	USD	2,859,524	—	(109,998)	(109,998)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	58,400	April—2026	USD	6,108,920	—	(83,594)	(83,594)
Subtotal									—	(837,132)	(837,132)
Equity Risk
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	60,000	October—2025	USD	7,257,558	—	(2,046)	(2,046)
Subtotal — Depreciation									—	(839,178)	(839,178)
Total — Total Return Swap Agreements									$—	$(192,136)	$(192,136)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $580,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.398%	Monthly	1,400	January—2026	EUR	6,773,270	$—	$105,211	$105,211
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.440%	Monthly	608	November—2025	GBP	3,933,863	—	4,160	4,160
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.425%	Monthly	52	November—2025	GBP	462,391	—	1,270	1,270
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.439%	Monthly	448	November—2025	GBP	3,983,674	—	10,938	10,938
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.560%	Monthly	300	February—2026	GBP	2,667,639	—	7,325	7,325
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	293	October—2025	GBP	2,877,108	—	25,470	25,470
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.440%	Monthly	235	October—2025	USD	3,069,229	—	56,803	56,803
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.490%	Monthly	425	October—2025	USD	5,550,734	—	102,728	102,728
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.430%	Monthly	180	October—2025	USD	2,937,697	—	51,503	51,503
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.510%	Monthly	345	October—2025	USD	5,630,586	—	98,714	98,714
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.440%	Monthly	285	October—2025	USD	2,414,315	—	45,115	45,115
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.500%	Monthly	680	October—2025	USD	5,760,470	—	107,644	107,644
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.430%	Monthly	472	November—2025	GBP	3,053,920	—	3,230	3,230
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	185	October—2025	GBP	1,816,604	—	16,082	16,082
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.539%	Monthly	94	January—2026	GBP	923,031	—	8,171	8,171
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.509%	Monthly	173	January—2026	GBP	1,698,770	—	15,039	15,039
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.339%	Monthly	1,710	March—2026	EUR	6,679,551	—	98,474	98,474
Subtotal — Appreciation									—	757,877	757,877
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.150%	Monthly	50,627	January—2026	JPY	212,101,310	$—	$(23,317)	$(23,317)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.353%	Monthly	790	January—2026	EUR	6,859,504	—	(10,342)	(10,342)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.070%	Monthly	102,398	February—2026	JPY	428,995,397	—	(47,161)	(47,161)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.070%	Monthly	202,195	February—2026	JPY	847,093,930	—	(93,123)	(93,123)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.090%	Monthly	96,780	February—2026	JPY	405,458,842	—	(44,573)	(44,573)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.010%	Monthly	72,956	February—2026	JPY	311,128,887	—	(1,506)	(1,506)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	234,033	February—2026	JPY	998,059,472	—	(4,830)	(4,830)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.020%	Monthly	148,011	February—2026	JPY	631,209,190	—	(3,054)	(3,054)
Subtotal — Depreciation									—	(227,906)	(227,906)
Total — Total Return Swap Agreements									$—	$529,971	$529,971

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $580,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index
	Long Futures Contracts
	Live cattle	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCISCER Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Mono Index coffee	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
Enhanced Strategy AB44 on the S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,950,205	$—	$8,950,205
Money Market Funds	379,699,167	—	—	379,699,167
Options Purchased	1,220,976	—	—	1,220,976
Total Investments in Securities	380,920,143	8,950,205	—	389,870,348
Other Investments - Assets*
Futures Contracts	5,143,207	—	—	5,143,207
Swap Agreements	—	1,404,919	—	1,404,919
	5,143,207	1,404,919	—	6,548,126
Other Investments - Liabilities*
Futures Contracts	(1,135,679)	—	—	(1,135,679)
Swap Agreements	—	(1,067,084)	—	(1,067,084)
	(1,135,679)	(1,067,084)	—	(2,202,763)
Total Other Investments	4,007,528	337,835	—	4,345,363
Total Investments	$384,927,671	$9,288,040	$—	$394,215,711

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund